Loans Receivable, Net - Schedule of Total Assets, Liabilities of Trusts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Restricted cash	¥ 3,484,227	$ 533,981	¥ 3,686,203
Loans and other receivable	2,354,882	360,901	4,808,252
Total assets	14,882,185	2,280,795	18,304,456
Taxes payable	154,398	23,663	128,298
Total liabilities	6,451,855	$ 988,790	10,292,976
YN Trust I, YN Trust II, Fotic Trust I, Fotic Trust II and Fotic Trust III [Member]
Loans And Leases Receivable Disclosure [Line Items]
Restricted cash	482,285		799,646
Loans and other receivable	2,952,616		5,092,609
Total assets	3,434,901		5,892,255
Funds payable to investors of consolidated trusts	3,430,905		5,887,693
Taxes payable	3,996		4,562
Total liabilities	¥ 3,434,901		¥ 5,892,255